Summit Municipal Funds	07/01/2014 to 06/30/2015

ICA File Number: 811-07095
Registrant Name: T. Rowe Price Summit Municipal Funds, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Summit Municipal Income Fund

AUSTIN CONVENTION 144A 5.75% NOTES DUE JANUARY 1, 2024 Meeting Date: JUN 16, 2015 Record Date: JUN 03, 2015 Meeting Type: CONSENT
Ticker: Security ID: 052409CR8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consents, acknowledges and understands without recourse to and approves the amendment.	Management	N/A	Take No Action

AUSTIN CONVENTION 5.25% NOTES DUE JANUARY 1, 2016 Meeting Date: JUN 16, 2015 Record Date: JUN 03, 2015 Meeting Type: CONSENT
Ticker: Security ID: 052409BV0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consents, acknowledges and understands without recourse to and approves the amendment.	Management	N/A	Take No Action

ILLINOIS ST FIN DUE MAY 2037 Meeting Date: OCT 10, 2014 Record Date: OCT 07, 2014 Meeting Type: CONSENT
Ticker: Security ID: 45200BUD8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Do not consent to the supplemental indenture.	Management	N/A	Take No Action

NJ HLTH CARE FAC ST BARN NOTES DUE JULY 1, 2031 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579FKQ5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCF FING AUTH NOTES DUE JULY 1, 2037 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579FR47
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2023 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2M4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2025 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2P7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2026 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2Q5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

Summit Municipal Intermediate Fund

ILLINOIS ST FIN DUE MAY 2025 Meeting Date: OCT 10, 2014 Record Date: OCT 07, 2014 Meeting Type: CONSENT
Ticker: Security ID: 45200BUC0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Do not consent to the supplemental indenture.	Management	N/A	Take No Action

NJ ST HCFFA REV NOTES DUE JULY 1, 2024 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2N2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV BARNABAS NOTES DUE JULY 1, 2016 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2H5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2016 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579FR96
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2017 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579F2J1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

NJ ST HCFFA REV NOTES DUE JULY 1, 2017 Meeting Date: MAR 16, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 64579FS20
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

Summit Municipal Money Market Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT